787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111
May 19, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	The Gabelli Utility Trust Investment Company Act File No. 811-09243
Ladies and Gentlemen:
     On behalf of The Gabelli Utility Trust (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2.
     Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8865.

Very truly yours,
/s/ Ryan P. Brizek
Ryan P. Brizek
Enclosures
cc:	Bruce N. Alpert, The Gabelli Utility Trust Agnes Mullady, The Gabelli Utility Trust Carter W. Austin, The Gabelli Utility Trust Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
New York Washington Paris London Milan Rome Frankfurt Brussels
in alliance with Dickson Minto W.S., London and Edinburgh